Note 6 Maximum credit risk exposure breakdown by counterparty and product (Details) - EUR (€) € in Millions	Jun. 30, 2025	Dec. 31, 2024
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	€ 460,183	€ 443,769
On demand [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	5,944	5,307
Credit card debt [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	26,915	27,721
Commercial debtors [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	30,045	31,764
Finance leases [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	10,211	10,125
Reverse repurchase loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	9,461	9,420
Other term loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	365,224	347,102
Advances that are not loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	12,383	12,330
Of which mortagage loans collateralized by immovable property [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	128,333	127,860
Of which other collateralized loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	29,478	29,861
Of which credit for consumption [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	67,663	67,446
Of which lending for house purchase [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	99,210	98,570
Of which project finance loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	5,940	6,669
Central banks [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	8,725	8,255
Central banks [Member] | On demand [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	0	0
Central banks [Member] | Credit card debt [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	0	0
Central banks [Member] | Finance leases [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	0	0
Central banks [Member] | Reverse repurchase loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	0	0
Central banks [Member] | Other term loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	8,459	7,803
Central banks [Member] | Advances that are not loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	266	452
Central banks [Member] | Of which other collateralized loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	0	0
Government [member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	26,220	22,111
Government [member] | On demand [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	7	8
Government [member] | Credit card debt [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	1	1
Government [member] | Commercial debtors [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	971	1,077
Government [member] | Finance leases [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	170	171
Government [member] | Reverse repurchase loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	240	219
Government [member] | Other term loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	24,341	20,519
Government [member] | Advances that are not loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	492	117
Government [member] | Of which mortagage loans collateralized by immovable property [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	235	245
Government [member] | Of which other collateralized loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	6,109	6,059
credit institutions [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	24,430	22,719
credit institutions [Member] | On demand [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	0	0
credit institutions [Member] | Credit card debt [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	0	0
credit institutions [Member] | Commercial debtors [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	176	71
credit institutions [Member] | Finance leases [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	0	0
credit institutions [Member] | Reverse repurchase loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	9,195	9,157
credit institutions [Member] | Other term loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	8,400	7,529
credit institutions [Member] | Advances that are not loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	6,659	5,960
credit institutions [Member] | Of which mortagage loans collateralized by immovable property [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	0	0
credit institutions [Member] | Of which other collateralized loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	9,007	9,628
Other financial corporations [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	19,389	17,497
Other financial corporations [Member] | On demand [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	16	59
Other financial corporations [Member] | Credit card debt [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	3	3
Other financial corporations [Member] | Commercial debtors [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	1,347	1,244
Other financial corporations [Member] | Finance leases [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	10	11
Other financial corporations [Member] | Reverse repurchase loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	26	44
Other financial corporations [Member] | Other term loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	14,319	11,771
Other financial corporations [Member] | Advances that are not loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	3,668	4,365
Other financial corporations [Member] | Of which mortagage loans collateralized by immovable property [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	675	680
Other financial corporations [Member] | Of which other collateralized loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	621	530
Non financial corporations [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	198,714	193,579
Non financial corporations [Member] | On demand [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	3,708	3,140
Non financial corporations [Member] | Credit card debt [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	2,258	2,268
Non financial corporations [Member] | Commercial debtors [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	27,424	29,247
Non financial corporations [Member] | Finance leases [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	9,732	9,672
Non financial corporations [Member] | Reverse repurchase loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	0	0
Non financial corporations [Member] | Other term loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	154,614	148,167
Non financial corporations [Member] | Advances that are not loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	978	1,084
Non financial corporations [Member] | Of which mortagage loans collateralized by immovable property [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	29,094	29,307
Non financial corporations [Member] | Of which other collateralized loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	10,988	10,996
Non financial corporations [Member] | Of which project finance loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	5,940	6,669
Households [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	182,706	179,610
Households [Member] | On demand [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	2,213	2,099
Households [Member] | Credit card debt [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	24,653	25,449
Households [Member] | Commercial debtors [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	128	125
Households [Member] | Finance leases [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	300	270
Households [Member] | Reverse repurchase loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	0	0
Households [Member] | Other term loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	155,091	151,313
Households [Member] | Advances that are not loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	321	353
Households [Member] | Of which mortagage loans collateralized by immovable property [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	98,329	97,627
Households [Member] | Of which other collateralized loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	2,752	2,648
Households [Member] | Of which credit for consumption [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	67,663	67,446
Households [Member] | Of which lending for house purchase [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	99,210	98,570
Gross Carrying Amount [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	471,828	455,399
Gross Carrying Amount [Member] | On demand [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	6,203	5,521
Gross Carrying Amount [Member] | Credit card debt [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	28,993	29,669
Gross Carrying Amount [Member] | Commercial debtors [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	30,298	32,023
Gross Carrying Amount [Member] | Finance leases [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	10,443	10,364
Gross Carrying Amount [Member] | Reverse repurchase loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	9,463	9,422
Gross Carrying Amount [Member] | Other term loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	373,980	356,002
Gross Carrying Amount [Member] | Advances that are not loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	12,448	12,397
Gross Carrying Amount [Member] | Of which mortagage loans collateralized by immovable property [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	130,953	130,633
Gross Carrying Amount [Member] | Of which other collateralized loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	29,715	30,129
Gross Carrying Amount [Member] | Of which credit for consumption [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	72,840	72,447
Gross Carrying Amount [Member] | Of which lending for house purchase [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	100,786	100,218
Gross Carrying Amount [Member] | Of which project finance loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	€ 6,046	€ 6,901